Income Tax Expenses - Schedule of Profit Before Income Tax Differs from the Theoretical Amount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between tax expenses and accounting profit at applicable tax rate
Profit before tax	$ (4,568,584)	$ 1,088,339	$ 903,490
Tax at the domestic rates applicable to profits in the countries where the Group operates	(776,659)	185,018	153,593
Share-based compensation	877,029
Difference from the effect of tax rates in a foreign jurisdiction	128,371	10,583	(292)
Tax losses-unrecognized deferred tax assets	48,008
Non-deductible expenses	9,925	11,084	1,482
Other Non-taxable Income	(26,048)	(12,990)	(12,633)
Changes in estimates related to prior years	15,288	30,607
Income tax expenses	$ 275,914	$ 224,302	$ 142,150